Disposals and impairment	12 Months Ended
Dec. 31, 2018
Impairment Of Assets [Abstract]
Disposals and impairment
Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2018	2017	2016
Gains on sale of businesses and fixed assets
Upstream	437	526	557
Downstream	15	674	561
Other businesses and corporate	4	10	14
	456	1,210	1,132

			$ million
	2018	2017	2016
Losses on sale of businesses and fixed assets
Upstream	707	127	169
Downstream	59	88	89
Other businesses and corporate	11	—	3
	777	215	261
Impairment losses
Upstream	400	1,138	1,022
Downstream	12	69	84
Other businesses and corporate	254	32	11
	666	1,239	1,117
Impairment reversals
Upstream	(580)	(176)	(3,025)
Downstream	(2)	(62)	(17)
Other businesses and corporate	(1)	—	—
	(583)	(238)	(3,042)
Impairment and losses on sale of businesses and fixed assets	860	1,216	(1,664)

Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2018	2017	2016
Proceeds from disposals of fixed assets	940	2,936	1,372
Proceeds from disposals of businesses, net of cash disposed	1,911	478	1,259
	2,851	3,414	2,631
By business
Upstream	2,145	1,183	839
Downstream	120	2,078	1,646
Other businesses and corporate	586	153	146
	2,851	3,414	2,631

At 31 December 2018, deferred consideration relating to disposals amounted to $35 million receivable within one year (2017 $259 million and 2016 $255 million) and $304 million receivable after one year (2017 $268 million and 2016 $271 million). In addition, contingent consideration receivable relating to disposals amounted to $893 million at 31 December 2018 (2017 $237 million and 2016 $131 million). These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 18 for further information.
Upstream
In 2018, gains principally resulted from the disposal of interests in the Bruce, Keith and Rhum fields in the UK North Sea, from the disposal of certain properties in the US, and from adjustments to disposals in prior periods. Losses included $335 million resulting from the disposal of our interest in the Magnus field and associated assets in the UK North Sea, $221 million from the disposal of our interest in the Greater Kuparuk Area in the US (see Note 3 for further information), and adjustments to disposals in prior periods.
In 2017, gains principally resulted from the disposal of a portion of our interest in the Perdido offshore hub in the US, and further gains associated with disposals in the UK.
In 2016, gains principally resulted from the contribution of BP’s Norwegian upstream business into Aker BP ASA and from the sale of certain properties in the UK.
Downstream
In 2017, gains principally resulted from the disposal of our interest in the SECCO joint venture and the disposal of certain midstream assets in Europe.
In 2016, gains principally resulted from the disposal of certain US and non-US midstream assets in our fuels business and the dissolution of our German refining joint operation with Rosneft.
Other businesses and corporate
In 2018 proceeds from disposals were principally in respect of life insurance policies in the US and wind farms within our US wind business.

4. Disposals and impairment – continued
Summarized financial information relating to the sale of businesses is shown in the table below. The principal transaction categorized as a business disposal in 2018 was the disposal of our interest in the Greater Kuparuk Area in the US - see Note 3 for further information. The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea. The principal transactions categorized as business disposals in 2016 were the contribution of BP’s Norwegian upstream business into Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.

			$ million
	2018	2017	2016
Non-current assets	3,274	735	4,794
Current assets	173	57	1,202
Non-current liabilities	(250)	(173)	(2,558)
Current liabilities	(97)	(86)	(532)
Total carrying amount of net assets disposed	3,100	533	2,906
Recycling of foreign exchange on disposal	—	—	25
Costs on disposal[a]	3	3	229
	3,103	536	3,160
Gains (losses) on sale of businesses[b]	(221)	44	593
Total consideration	2,882	580	3,753
Non-cash consideration[c]	(282)	(216)	(2,698)
Consideration received (receivable)	(689)	114	204
Proceeds from the sale of businesses, net of cash disposed[d]	1,911	478	1,259
[a] 2016 includes amounts relating to the remeasurement to fair value of certain assets as a result of the dissolution of our German refining joint operation with Rosneft.
[b] 2016 gains on sale of businesses include deferred amounts not recognized in the income statement.
[c] 2016 non-cash consideration principally relates to the contribution of BP’s Norwegian upstream business into Aker BP ASA in exchange for 30% interest in Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.
[d] Proceeds are stated net of cash and cash equivalents disposed of $15 million (2017 $25 million and 2016 $676 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles and goodwill within Note 1. See also Note 12, Note 15 and Note 21 for further information on impairments by asset category.
Upstream
Impairment losses and reversals related primarily to producing and midstream assets.
The 2018 impairment losses of $400 million related to a number of different assets, with the most significant charges arising in Australia and the US. Impairment losses arose primarily as a result of changes to project activity, asset obsolescence and the decision to dispose of certain assets. The 2018 impairment reversals of $580 million related to a number of different assets, with the most significant reversals arising in the North Sea and Angola following a change to decommissioning cost estimates.
The 2017 impairment losses of $1,138 million related to a number of different assets, with the most significant charges arising in BPX Energy (previously known as the US Lower 48 business) and the North Sea. Impairment losses within Upstream arose primarily as a result of changes in reserves estimates and the decision to dispose of certain assets, including the Forties Pipeline System business.
The 2017 impairment reversals of $176 million related to a number of different assets, with the most significant reversals arising in the North Sea.
The 2016 impairment losses of $1,022 million related to a number of different assets, with the most significant charges arising in the North Sea. Impairment losses within Upstream arose primarily as a result of revised cost estimates and decisions to dispose of certain assets.
The 2016 impairment reversals of $3,025 million primarily related to the North Sea and Angola. The largest impairment reversals related to the Andrew area cash-generating unit (CGU) in the North Sea and the PSVM and Greater Plutonio CGUs in Angola but none of these were individually significant. In addition an impairment reversal was recorded in relation to the Block KG D6 CGU in India; and exploration costs were also written back during the period (see Note 8). The impairment reversals arose following a reduction in the discount rate applied, changes to future price assumptions, and also increased confidence in the progress of the KG D6 projects in India.
Downstream
Impairment losses totalling $12 million, $69 million, and $84 million were recognized in 2018, 2017 and 2016 respectively.
Other businesses and corporate
Impairment losses totalling $254 million, $32 million, and $11 million were recognized in 2018, 2017 and 2016 respectively. The amount for 2018 is in respect of assets within our US wind business in advance of their disposal in December 2018.